The Lincoln National Life Insurance Company
Lincoln National Variable Annuity Account E
The American Legacy ®

Lincoln National Variable Annuity Account H
American Legacy ® II, American Legacy ® III, American Legacy ® III C Share, American Legacy ® III View, American Legacy ® Shareholder’s Advan
tage, American Legacy ® Signature, American Legacy ® Series, American Legacy ® Design, American Legacy ® Advisory

Lincoln Life Variable Annuity Account N
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share,
ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share ChoicePlus AssuranceSM Series, ChoicePlus
AssuranceSM Prime, ChoicePlusSM Design, ChoicePlusSM Rollover, ChoicePlusSM Signature, ChoicePlusSM Advisory

Lincoln Life & Annuity Company of New York
Lincoln Life & Annuity Variable Annuity Account H
American Legacy ® III, American Legacy ® III C Share, American Legacy ® III View, American Legacy ® Shareholder’s Advantage, American Legacy ®
Signature, American Legacy ® Series, American Legacy ® Design, American Legacy ® Advisory

Lincoln New York Account N for Variable Annuities
ChoicePlusSM, ChoicePlusSM Access, ChoicePlusSM II, ChoicePlusSM II Access, ChoicePlusSM II Advance, ChoicePlus AssuranceSM A Share,
ChoicePlus AssuranceSM B Share, ChoicePlus AssuranceSM C Share, ChoicePlus AssuranceSM L Share ChoicePlus AssuranceSM Series, ChoicePlus
AssuranceSM Prime, ChoicePlusSM Design, ChoicePlusSM Signature, ChoicePlusSM Advisory

Rate Sheet Prospectus Supplement dated June 26, 2019

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE ® Advantage Guaranteed Income Benefit. This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the i4LIFE ® Advantage Guaranteed Income Benefit percentages that we are currently offering. This Rate Sheet must be retained with the current prospectus.

Current Rate Sheets will be included with the prospectus. You can also obtain the most current Rate Sheet by contacting your financial professional, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission and can be viewed at www.sec.gov.

The rates below apply for i4LIFE ® Advantage Select Guaranteed Income Benefit applications and/or rider election forms signed between July 15, 2019 and August 18, 2019. The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after August 18, 2019.

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-69	4.00%
65-69	4.50%	70-74	4.50%
70-79	5.00%	75-79	5.00%
80+	5.50%	80+	5.50%

The rates below apply for i4LIFE ® Advantage Guaranteed Income Benefit (Managed Risk) applications and/or rider election forms signed between July 15, 2019 and August 18, 2019. The Guaranteed Income Benefit percentages may be different than those listed below for applications or rider election forms signed after August 18, 2019.

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.50%	Under 40	2.50%
40-54	3.00%	40-54	3.00%
55-58	3.50%	55-58	3.50%
59-64	4.00%	59-64	4.00%
65-69	5.00%	65-69	4.50%
70-74	5.25%	70-74	5.00%
75-79	5.50%	75-79	5.25%
80+	5.50%	80+	5.50%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated between July 15, 2019 and August 18, 2019. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days. Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Income Benefit percentage rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form, you will receive the higher set of rates. If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

*Purchasers of Lincoln SmartSecurity ® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit for i4LIFE ® Advantage Select Guaranteed Income Benefit.